Benefit plans (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Benefit Plans
Benefit payment obligations at beginning of year	$ 2,195	$ 2,449
Current service cost	374	129	$ 473
Interest cost	828	1,342	929
Actuarial losses	654	(390)	(319)
Result from exposure to inflation for the year	(1,689)	(1,197)
Benefits paid to participating employees	(267)	(138)
Benefit payment obligations at end of year	$ 2,095	$ 2,195	$ 2,449